Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current
Cash and cash equivalents	$ 6,166	$ 7,520
Prepaid expenses and other receivable	282	44
Investment in marketable equity securities	103	52
Total current	6,551	7,616
Long-term assets
Long term portion of other receivable	45	56
Convertible note receivable		950
Investment in associate	1,207	681
Investments in private companies	5,200	700
Goodwill	43,324
In-process research and development	117,388
Total assets	173,715	10,003
Current liabilities
Accounts payable and accrued liabilities	1,107	127
Unsecured notes payable	663
Warrant liability	24	24
Total current liabilities	1,794	151
Non-current liabilities
Unsecured notes payable	3,000	233
Deferred tax liability	20,364
Total non-current liablities	23,364	233
Total liabilities	25,158	384
Equity
Capital stock	116,237	23,654
Stock option reserve	324	267
Accumulated other comprehensive income	82	32
Accumulated deficit	(16,969)	(14,334)
Total equity attributable to owners of the Company	99,674	9,619
Non-controlling interest	48,883
Total equity	148,557	9,619
Total liabilities and equity	173,715	10,003
Commitments and Contingencies (Note 17)